Basis of accounting (Tables)	12 Months Ended
Dec. 31, 2021
Basis of accounting
Schedule of change in accounting policy
	December 31, 2020	Reclassification	December 31, 2020 (restated)
Net sales	20,437,835	—	20,437,835
Cost of sales	(14,501,725)	(498,098)	(14,999,823)
Gross profit	5,936,110	(498,098)	5,438,012
Selling expenses	(959,146)	297,239	(661,907)
General and administrative expenses	(1,790,678)	200,859	(1,589,819)
Other income, net	176,869	—	176,869
Operating expenses	(2,572,955)	498,098	(2,074,857)
Profit before equity in earnings of
investees, finance results and income taxes	3,363,155	—	3,363,155
Equity in earnings of investees	611,802	—	611,802
Finance results, net	(1,983,996)	—	(1,983,996)
Profit before income taxes	1,990,961	—	1,990,961
Income taxes	(502,667)	—	(502,667)
Profit for the year	1,488,294	—	1,488,294

	December 31, 2019	Reclassification	December 31, 2019 (restated)
Net sales	20,611,409	—	20,611,409
Cost of sales	(14,160,233)	(456,752)	(14,616,985)
Gross profit	6,451,176	(456,752)	5,994,424
Selling expenses	(1,122,866)	456,752	(666,114)
General and administrative expenses	(1,236,062)	—	(1,236,062)
Other income, net	404,686	—	404,686
Operating expenses	(1,954,242)	456,752	(1,497,490)
Profit before equity in earnings of
investees, finance results and income taxes	4,496,934	—	4,496,934
Equity in earnings of investees	1,132,637	—	1,132,637
Finance results, net	(1,967,623)	—	(1,967,623)
Profit before income taxes	3,661,948	—	3,661,948
Income taxes	(779,596)	—	(779,596)
Profit from discontinued operation, net of tax	11,021	—	11,021
Profit for the year	2,893,373	—	2,893,373